UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada			89169-0925
(Address of principal executive offices)			(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is as follows:

The Thirty-Eight Hundred Fund, LLC
Annual Report
November 30, 2009

The Thirty-Eight Hundred Fund, LLC

THE THIRTY-EIGHT HUNDRED FUND, LLC

Management Commentary

November 30, 2009

Dear Shareholders:

This past year has been one of nearly unprecedented market volatility, followed by massive intervention by the Federal Reserve (“Fed”) and the Treasury Department. The Fed’s sizeable residential mortgage backed securities (“MBS”) purchase program has helped restore order and confidence in the market. Government sponsored lending programs, including Term Asset-Backed Securities Loan Facility (“TALF”), helped jumpstart other markets such as commercial mortgage backed securities (“CMBS”).

The key market segments in which we have accumulated assets - MBS, CMBS, and auto lease backed securities (“Auto”) - have all performed well in 2009.

MBS spreads improved dramatically on both agency-backed and non-agency/private MBS. Spread tightening was driven principally by strong demand from the Fed purchase program and a grab for assets from a number of investors coupled with a lack of new issuance on the non-agency side. These forces narrowed spreads by as much as 75-100bp resulting in appreciation in the value of MBS held by the Fund.

Similarly, CMBS spreads narrowed in 2009 benefiting from Government support through Public – Private Investment Program (“PPIP”) and TALF. The CMBS components of Barclays Capital US Aggregate Index delivered +2,710 excess returns vs. US Treasuries for full year 2009. CMBS was a strong contributor to the Fund’s 2009 performance.

The Auto paper market was the strongest performer for the Fund in 2009 and is the closest to what participants would call ‘back to normal’. Nominal spreads contracted dramatically by the end of 2009; for example 3-Yr AAA Auto paper spreads narrowed by more than 600bp from year-end 2008. This performance was reflected in the increased valuation of the Fund’s Auto investments.

It has become increasingly difficult, however, to source new investments with an adequate return, as overall fixed income securities rallied in price during 2009, resulting in low current yields. This challenge is magnified, as the Fund’s current investment mix throws off significant monthly cash flows.

As result of limited opportunities in the term market, we expect to carry somewhat larger portion of the Fund’s assets in a money market strategy. Consequently, it is unlikely that the Fund will be able to replicate the performance of the past year.

Regards,

Wells Capital Management

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

November 30, 2009

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY— 16.1%
Federal National Mortgage Association (Fannie Mae) (a)
Pool # 898832, 5.50%, 11/01/36	$18,454,758	$19,668,014
Pool # 256513, 5.50%, 12/01/36	21,276,016	22,674,748
Pool # 922039, 5.50%, 2/01/37	29,195,227	31,091,777
Pool # 916976, 5.50%, 4/01/37	20,978,944	22,341,756
Pool # 256799, 5.50%, 7/01/37	17,777,937	18,932,809
Pool # 936523, 5.50%, 7/01/37	21,321,472	22,706,534
Pool # 888638, 5.50%, 9/01/37	11,446,310	12,189,873
Pool # 966544, 5.50%, 10/01/37	7,304,015	7,778,490
Pool # 947985, 5.50%, 11/01/37	34,580,540	36,826,925
Pool # 953397, 5.50%, 11/01/37	20,303,814	21,622,769
Pool # 966312, 5.50%, 11/01/37	541,228	576,387
Pool # 954918, 5.50%, 12/01/37	8,103,904	8,630,341
Pool # 956968, 5.50%, 12/01/37	10,057,110	10,710,429
Pool # 959005, 5.50%, 12/01/37	6,307,055	6,716,767
Pool # 960376, 5.50%, 12/01/37	20,109,868	21,416,224
Pool # 960392, 5.50%, 12/01/37	17,325,346	18,450,817
Pool # 965506, 5.50%, 12/01/37	12,841,386	13,675,575
Pool # 966418, 5.50%, 12/01/37	14,253,932	15,179,881
Pool # 966422, 5.50%, 12/01/37	5,963,613	6,351,015
Pool # 967277, 5.50%, 12/01/37	11,879,115	12,650,793
Pool # 933343, 5.50%, 1/01/38	5,046,366	5,374,183
Pool # 953590, 5.50%, 1/01/38	20,903,869	22,261,804
Pool # 954243, 5.50%, 1/01/38	6,943,824	7,394,901
Pool # 956507, 5.50%, 1/01/38	4,965,320	5,287,872
Pool # 956844, 5.50%, 1/01/38	5,120,767	5,453,417
Pool # 956846, 5.50%, 1/01/38	25,853,524	27,532,993
Pool # 956847, 5.50%, 1/01/38	23,870,422	25,421,067
Pool # 960427, 5.50%, 1/01/38	22,309,866	23,759,136
Pool # 960482, 5.50%, 1/01/38	25,913,450	27,596,812
Pool # 960511, 5.50%, 1/01/38	42,361,836	45,113,701
Pool # 960550, 5.50%, 1/01/38	19,526,154	20,794,591
Pool # 960569, 5.50%, 1/01/38	14,811,794	15,773,982
Pool # 960718, 5.50%, 1/01/38	28,528,665	30,381,914
Pool # 960757, 5.50%, 1/01/38	4,617,606	4,917,570
Pool # 961311, 5.50%, 1/01/38	19,082,574	20,322,196
Pool # 961347, 5.50%, 1/01/38	40,992,850	43,655,784
Pool # 965620, 5.50%, 1/01/38	5,185,742	5,522,612
Pool # 966745, 5.50%, 1/01/38	5,504,699	5,862,289
Pool # 966758, 5.50%, 1/01/38	5,504,984	5,862,592
Pool # 966764, 5.50%, 1/01/38	5,114,094	5,446,310
Pool # 967040, 5.50%, 1/01/38	14,655,038	15,607,043
Pool # 967985, 5.50%, 1/01/38	5,528,084	5,887,194
Pool # 961426, 5.50%, 2/01/38	29,402,507	31,312,522
Pool # 961456, 5.50%, 2/01/38	13,788,550	14,684,268
Pool # 961491, 5.50%, 2/01/38	27,225,455	28,994,046
Pool # 961529, 5.50%, 2/01/38	22,495,626	23,956,963
Pool # 961632, 5.50%, 2/01/38	5,836,808	6,215,972
Pool # 961691, 5.50%, 2/01/38	6,455,479	6,874,833
Pool # 966779, 5.50%, 2/01/38	2,707,273	2,883,140
Pool # 968302, 5.50%, 2/01/38	29,753,075	31,685,863
Pool # 968328, 5.50%, 2/01/38	11,818,837	12,586,600
Pool # 969008, 5.50%, 2/01/38	5,994,669	6,384,089
Pool # 969397, 5.50%, 2/01/38	208,153	221,675
Pool # 969700, 5.50%, 2/01/38	13,314,012	14,178,902
Pool # 972203, 5.50%, 2/01/38	4,004,415	4,264,545
Pool # 257123, 5.50%, 3/01/38	5,681,686	6,050,773
Pool # 933721, 5.50%, 3/01/38	55,050,476	58,626,607
Pool # 953613, 5.50%, 3/01/38	8,467,192	9,017,228
Pool # 956868, 5.50%, 3/01/38	3,761,372	4,005,715
Pool # 962281, 5.50%, 3/01/38	74,832,771	79,693,978
Pool # 962304, 5.50%, 3/01/38	48,660,097	51,821,103
Pool # 962344, 5.50%, 3/01/38	65,778,613	70,051,653
Pool # 965756, 5.50%, 3/01/38	10,575,106	11,262,074
Pool # 972385, 5.50%, 3/01/38	14,886,018	15,853,028
Pool # 973028, 5.50%, 3/01/38	8,471,847	9,022,186
Pool # 975198, 5.50%, 3/01/38	15,225,620	16,214,690
Pool # 975202, 5.50%, 3/01/38	4,771,391	5,081,345
Pool # 257161, 5.50%, 4/01/38	35,314,707	37,608,784
Pool # 962441, 5.50%, 4/01/38	14,117,005	15,034,059
Pool # 976379, 5.50%, 4/01/38	19,626,634	20,901,599
Pool # 984745, 5.50%, 6/01/38	8,307,667	8,847,341
Pool # 986013, 5.50%, 6/01/38	46,238,689	49,242,398
Pool # 986519, 5.50%, 6/01/38	23,074,397	24,573,332
Pool # 964380, 5.50%, 7/01/38	6,793,165	7,234,455
Pool # 970025, 5.50%, 7/01/38	8,963,718	9,546,009
Pool # 981517, 5.50%, 7/01/38	9,075,762	9,665,332
Pool # 981723, 5.50%, 7/01/38	12,711,627	13,537,386
Pool # 981872, 5.50%, 7/01/38	11,761,816	12,525,875
Pool # 982199, 5.50%, 7/01/38	19,775,653	21,060,298
Pool # 982664, 5.50%, 7/01/38	23,597,469	25,130,383
Pool # 983334, 5.50%, 7/01/38	33,978,607	36,185,889

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (Fannie Mae) (continued)
Pool # 985704, 5.50%, 7/01/38	$28,575,482	$30,431,772
Pool # 986043, 5.50%, 7/01/38	14,020,785	14,931,588
Pool # 986656, 5.50%, 7/01/38	115,745,075	123,263,984
Pool # 986657, 5.50%, 7/01/38	16,699,291	17,784,093
Pool # 986686, 5.50%, 7/01/38	8,657,180	9,219,558
Pool # 986734, 5.50%, 7/01/38	7,884,743	8,396,943
Pool # 257306, 5.50%, 8/01/38	22,541,468	24,005,782
Pool # 964528, 5.50%, 8/01/38	26,832,926	28,576,018
Total Residential Mortgage-Backed Securities—Agency
(Cost $1,629,982,428)		1,774,068,563

RESIDENTIAL MORTGAGE-BACKED SECURITIES— 21.1%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.33%, 4/25/35 (b)	17,611,936	15,134,549
Banc of America Funding Corp.
Series 2004-2, Class 3A11
5.25%, 9/20/34	7,181,052	7,062,577
Series 2006-D, Class 5A1
5.79%, 5/20/36 (b)	26,494,149	20,795,305
Series 2007-D, Class 3A1
5.63%, 6/20/37 (b)	12,243,446	8,700,271
Banc of America Mortgage Securities, Inc.
Series 2004-7, Class 2A3
5.75%, 8/25/34	15,808,127	15,521,604
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 3A2
4.97%, 2/25/34 (b)	3,432,570	3,237,541
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
4.59%, 2/25/37 (b)	23,996,317	22,067,001
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 5/25/33	6,435,363	6,416,937
Series2005-5, Class 3A1
5.00%, 8/25/35	16,653,579	15,633,547
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.34%, 8/25/35 (b)	16,571,890	14,848,332
Series 2007-AR4, Class 1A1A
5.96%, 3/25/37 (b)	156,172,405	124,513,697
Series 2009-6, Class 5A1
6.25%, 11/25/37 (b)(c)(e)	88,338,898	85,470,419
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-7, Class A2
0.64%, 5/25/33 (b)	8,411,471	7,708,596
Series 2003-42, Class 2A4
3.70%, 10/25/33 (b)	19,681,187	16,965,732
Series 2003-56, Class 2A5
3.58%, 12/25/33 (b)	27,614,718	25,158,013
Series 2005-5, Class A6
5.50%, 3/25/35	31,119,540	29,245,555
Series 2005-14, Class A2
5.50%, 7/25/35	8,724,789	8,144,045
Series 2007-1, Class A2
6.00%, 3/25/37	23,897,848	20,119,000
Series 2007-1, Class A4
6.00%, 3/25/37	25,445,377	21,549,054
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	19,804,950	18,319,141
Series 2005-5, Class 1A4
5.50%, 10/25/35	18,109,916	15,929,330
Series 2005-7, Class A9
5.50%, 12/25/35	9,028,325	8,065,654
Series 2006-4, Class 1A15
6.00%, 2/25/37	13,642,420	12,299,620
GSR Mortgage Loan Trust
Series 2005-AR7, Class 6A1
5.23%, 11/25/35 (b)	32,472,446	27,226,571
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.77%, 3/25/37 (b)	39,836,962	26,507,140
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
5.17%, 5/21/36 (b)(c)(e)	21,287,076	19,676,055
J.P. Morgan Mortgage Trust
Series 2003-A1, Class 4A4
4.69%, 10/25/33 (b)	5,000,000	4,215,284
Series 2004-A3, Class 3A3
4.95%, 7/25/34 (b)	11,742,100	10,366,376

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Mortgage Trust (continued)
Series 2004-A4, Class 2A2
4.64%, 9/25/34 (b)	$8,363,251	$8,121,177
Series 2005-A1, Class A1
5.21%, 2/25/35 (b)	23,421,685	21,361,055
Series 2005-A5, Class TA1
5.43%, 8/25/35 (b)	153,565,161	141,602,680
Series 2005-S2, Class 2A2
5.25%, 9/25/35	17,111,977	15,444,733
J.P. Morgan Re-Remic
Series 2009-1, Class A1
5.00%, 1/26/21 (c)(e)	50,411,858	49,593,512
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	108,203,950	95,040,669
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
2.97%, 10/25/33 (b)	24,533,410	22,960,161
Merrill Lynch Mortgage Investors Trust
Series 2004-A1, Class 2A2
3.79%, 2/25/34 (b)	6,237,593	5,984,443
Series MLCC, 2006-2, Class 4A
5.81%, 5/25/36 (b)	16,321,725	14,266,696
Series MLCC, 2007-1, Class 4A2
5.72%, 1/25/37 (b)	10,577,000	9,248,311
Series MLCC, 2007-1, Class 4A3
5.72%, 1/25/37 (b)	16,250,000	13,740,136
PHHMC Mortgage Pass Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	37,453,643	32,280,359
Prime Mortgage Trust
Series 2003-2, Class 1A3
4.75%, 10/25/33	11,588,331	11,497,641
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
5.03%, 1/26/36 (b)(c)(e)	675,346,812	664,364,930
Sequoia Mortgage Trust
Series 2004-5, Class A1
2.14%, 6/20/34 (b)	10,719,569	9,439,949
Series 2004-6, Class A1
2.55%, 7/20/34 (b)	12,042,429	9,790,149
Series 2007-1, Class 5A1
6.08%, 10/20/46 (b)	45,485,448	35,890,157
Thornburg Mortgage Securities Trust
Series 2003-2, Class A1
0.92%, 4/25/43 (b)	15,099,205	12,677,151
Series 2003-3, Class A4
5.07%, 6/25/43 (b)	24,866,173	23,518,521
Series 2003-4, Class A1
0.56%, 9/25/43 (b)	14,153,286	12,076,354
Series 2004-1, Class I2A
0.69%, 3/25/44 (b)	1,257,096	1,149,194
Series 2004-4, Class 1A
0.53%, 12/25/44 (b)	4,621,662	3,984,047
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.80%, 5/25/37 (b)	15,824,863	11,924,238
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-A, Class A5
4.74%, 2/25/33 (b)	3,944,732	3,363,994
Series 2004-EE, Class 3A1
3.96%, 12/25/34 (b)	5,501,647	5,462,585
Series 2004-EE, Class 3A2
3.96%, 12/25/34 (b)	12,879,090	12,617,932
Series 2004-K, Class 1A2
4.46%, 7/25/34 (b)	12,864,274	12,237,239
Series 2004-P, Class 2A1
3.06%, 9/25/34 (b)	7,184,149	6,565,620
Series 2004-Q, Class 1A3
4.88%, 9/25/34 (b)	3,860,811	3,277,810
Series 2004-R, Class 2A1
3.00%, 9/25/34 (b)	12,353,049	11,462,357
Series 2005-AR6, Class A1
5.03%, 4/25/35 (b)	39,037,556	35,499,383
Series 2005-AR16, Class 6A3
5.00%, 10/25/35 (b)	69,033,409	60,931,828
Series 2006-11, Class A8
6.00%, 9/25/36	52,988,784	46,199,596
Series 2006-14, Class A1
6.00%, 10/25/36	26,181,975	22,827,409
Series 2006-AR4, Class 2A4
5.78%, 4/25/36 (b)	50,000,000	37,543,445
Series 2006-AR11, Class A1
5.50%, 8/25/36 (b)	15,332,117	12,102,916

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2006-AR17, Class A2
5.83%, 10/25/36 (b)	$13,138,834	$9,539,404
Series 2007-1, Class A4
5.75%, 2/25/37	9,021,295	7,447,054
Series 2007-6, Class A6
6.00%, 5/25/37	76,354,693	66,189,974
Series 2007-7, Class A1
6.00%, 6/25/37	38,039,915	31,834,653
Series 2007-13, Class A7
6.00%, 9/25/37	52,981,441	46,193,194
Series 2007-14, Class 2AI
5.50%, 10/25/22	27,302,902	27,592,995
Series 2007-AR9, Class A1
6.00%, 12/28/37 (b)	31,892,982	26,780,945
Total Residential Mortgage-Backed Securities
(Cost $2,283,704,149)		2,322,523,542

COMMERCIAL MORTGAGE-BACKED SECURITIES— 32.1%
Banc of America Commercial Mortgage, Inc
Series 2006-2, Class A4
5.74%, 5/10/45 (b)	27,695,000	27,072,610
Series 2006-2, Class AM
5.77%, 5/10/45 (b)	2,710,000	2,193,776
Series 2006-3, Class A4
5.89%, 7/10/44 (b)	29,675,000	26,698,206
Series 2006-3, Class AM
5.81%, 7/10/44 (b)	2,495,000	1,798,122
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	5,750,429
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	14,713,401
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4
5.72%, 9/11/38 (b)	5,000,000	5,025,277
Series 2006-PW12, Class AJ
5.76%, 9/11/38 (b)	2,600,000	1,664,293
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	2,118,183
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	2,807,199
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	43,797,887
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	8,087,206
Series 2007-PW16, Class A4
5.72%, 6/11/40 (b)	103,572,000	90,899,562
Series 2007-PW17, Class A4
5.69%, 6/11/50 (b)	20,000,000	17,493,126
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	6,462,032
Series 2007-T26, Class A4
5.47%, 1/12/45 (b)	54,350,000	51,402,420
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.70%, 12/10/49 (b)	75,000,000	66,261,885
Series 2008-C7, Class A4
6.09%, 12/10/49 (b)	77,612,805	67,462,618
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.36%, 1/15/46 (b)	20,000,000	19,008,906
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	13,693,329
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	67,149,345
Series 2007-CD4, Class AMFX
5.37%, 12/11/49 (b)	6,770,500	4,399,711
Series 2007-CD5, Class A4
5.89%, 11/15/44 (b)	4,050,000	3,797,047
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.77%, 6/10/46 (b)	34,500,000	34,254,591
Series 2007-C9, Class A4
5.82%, 12/10/49 (b)	128,891,353	115,116,219
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.66%, 3/15/39 (b)	2,200,000	1,855,639
Series 2006-C3, Class A3
5.83%, 6/15/38 (b)	12,500,000	10,514,085
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	8,236,303

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust (continued)
Series 2007-C1, Class A3
5.38%, 2/15/40	$12,500,000	$9,930,879
Series 2007-C5, Class A4
5.70%, 9/15/40 (b)	12,782,500	10,208,383
Credit Suisse Commercial Mortgage Trust
Series 2009-4R, Class 1A1
5.49%, 4/25/36 (b)(c)(e)	77,946,099	73,269,333
Series 2009-4R, Class 2A1
5.80%, 4/25/36 (b)(c)(e)	341,709,457	331,458,173
Series 2009-5R, Class 1A1
5.99%, 7/26/49 (b)(c)(e)	322,443,501	315,994,631
Series 2009-5R, Class 2A1
6.03%, 7/26/49 (b)(c)(e)	176,912,947	176,912,947
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	2,434,202
Series 2007-C2, Class A3
5.48%, 4/15/47 (b)	168,812,537	135,520,122
Series 2007-C3, Class A4
5.82%, 5/15/46 (b)	157,295,000	127,101,658
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
5.81%, 8/10/45 (b)	57,000,000	46,920,787
Greenwich Capital Commercial Funding Corp
Series 2006-GG7, Class A4
5.92%, 7/10/38 (b)	102,660,000	93,213,206
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	44,513,584
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	21,850,228
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (b)	12,500,000	11,973,775
Series 2006-CB14, Class AJ
5.49%, 12/12/44 (b)	10,000,000	6,054,479
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	7,248,177
Series 2006-CB17, Class A4
5.43%, 12/12/43	113,554,500	107,765,957
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (b)	10,000,000	5,661,748
Series 2006-LDP7, Class A4
5.87%, 4/15/45 (b)	19,968,000	18,988,915
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	5,571,487
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	12,238,308
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	38,599,195
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	91,154,167
Series 2007-CB19, Class A4
5.75%, 2/12/49 (b)	14,815,000	12,982,728
Series 2007-CB20, Class A4
5.79%, 2/12/51 (b)	50,000,000	43,699,880
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (b)	16,582,500	10,741,031
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,245,655
Series 2006-C3, Class A4
5.66%, 3/15/39 (b)	7,500,000	7,167,535
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	31,251,124
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	7,610,587
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	15,694,286
Series 2007-C7, Class A3
5.87%, 9/15/45 (b)	186,017,500	162,172,307
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (b)	11,700,000	10,968,321
Series 2006-3, Class AM
5.46%, 7/12/46 (b)	10,000,000	7,139,334
Series 2006-4, Class A3
5.17%, 12/12/49 (b)	51,059,500	43,140,493
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	27,437,243
Series 2007-6, Class A4
5.49%, 3/12/51 (b)	48,160,000	38,667,346
Series 2007-8, Class A3
5.96%, 8/12/49 (b)	131,633,000	116,758,168

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust (continued)
Series 2007-9, Class A4
5.70%, 9/12/49	$36,171,000	$29,699,426
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (b)	69,750,000	64,016,320
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	2,168,585
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (b)	16,000,000	15,424,773
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	22,786,123
Series 2006-T21, Class AJ
5.27%, 10/12/52 (b)	4,975,000	2,971,971
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (b)	45,415,000	38,758,442
Series 2007-IQ13, Class A4
5.36%, 3/15/44	104,360,000	88,955,796
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	17,364,705
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (b)	44,375,000	36,268,349
Series 2007-IQ15, Class A4
5.88%, 6/11/49 (b)	14,875,000	13,133,542
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	76,403,227
Series 2007-IQ16, Class AM
6.11%, 12/12/49 (b)	12,750,000	8,460,560
Series 2007-T25, Class A3
5.51%, 11/12/49 (b)	106,540,000	100,515,515
Series 2008-T29, Class A4
6.28%, 1/11/43 (b)	50,000,000	50,311,485
TrizecHahn Office Properties Trust
Series 2001-TZHA, Class A4
6.53%, 5/15/16 (c)(e)	12,800,000	13,581,846
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (b)	20,000,000	12,986,774
Total Commercial Mortgage-Backed Securities
(Cost $3,489,901,062)		3,544,801,225

AUTO LEASE BACKED SECURITIES— 15.3%
Ford Credit Auto Lease Trust
Series 2008-2
5.75%, 9/15/12 (c)(d)(e)	1,004,375,597	1,031,976,842
General Motors Auto Lease Trust
Capital Auto Receivables Asset Trust 2008-SNI
7.74%, 1/31/13 (c)(d)(e)	592,726,679	626,867,143
Hertz Vehicle Financing LLC
Series 2005-1A, Class A4
0.49%, 11/25/11 (b)(c)(e)	16,000,000	15,802,662
Series 2005-1A, Class A5
5.08%, 11/25/11 (c)(e)	1,500,000	1,533,132
Series 2005-2A, Class A5
0.49%, 11/25/11 (b)(c)(e)	12,000,000	11,851,997
Total Auto Lease Backed Securities
(Cost $1,625,249,079)		1,688,031,776

CREDIT CARD BACKED SECURITIES — 4.9%
American Express Credit Account Master Trust
Series 2007-7, Class B
0.41%, 2/17/15 (b)	520,000	492,951
Series 2007-8, Class B
0.94%, 5/15/15 (b)	5,000,000	4,780,462
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.28%, 12/15/16 (b)	8,000,000	7,526,735
Series 2006-A14, Class A14
0.30%, 4/15/16 (b)	50,000,000	47,499,635
Series 2006-C5, Class C5
0.64%, 1/15/16 (b)	20,355,000	17,042,924
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	15,818,709
Series 2007-A6, Class A6
0.30%, 9/15/16 (b)	2,400,000	2,267,464
Bank One Issuance Trust
Series 2003-A8, Class A8
0.49%, 5/16/16 (b)	25,000,000	24,569,268
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.29%, 12/15/16 (b)	5,500,000	4,771,680
Series 2006-A12, Class A
0.30%, 7/15/16 (b)	9,194,000	8,849,311

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CREDIT CARD BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust (continued)
Series 2007-A1, Class A1
0.29%, 11/15/19 (b)	$46,511,000	$42,673,094
Series 2007-A4, Class A4
0.27%, 3/16/15 (b)	10,000,000	9,767,580
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	39,507,805
Series 2007-C2, Class C2
0.54%, 11/15/14 (b)	6,000,000	5,505,289
Chase Issuance Trust
Series 2005-A6, Class A6
0.31%, 7/15/14 (b)	31,560,000	31,059,720
Series 2006-B1, Class B1
0.39%, 4/15/13 (b)	25,640,000	25,151,825
Series 2006-C4, Class C4
0.53%, 1/15/14 (b)	30,000,000	28,691,496
Series 2007-B1, Class B1
0.49%, 4/15/19 (b)	40,645,000	34,835,651
Series 2007-C1, Class C1
0.70%, 4/15/19 (b)	1,000,000	846,432
Series 2008-A13, Class A13
1.80%, 9/15/15 (b)	10,900,000	11,226,560
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	25,000,000	26,697,177
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	16,082,610
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	33,641,946
Series 2008-A2, Class A2
1.39%, 1/23/20 (b)	6,965,000	6,935,877
MBNA Credit Card Master Note Trust
Series 2002-C3, Class C3
1.59%, 10/15/14 (b)	5,000,000	4,658,767
Series 2006-C2, Class C2
0.54%, 8/15/13 (b)	6,000,000	5,663,035
Series 2006-C3, Class C3
0.53%, 10/15/13 (b)	15,526,000	14,651,829
MBNA Master Credit Card Trust II
Series 1997-B, Class A
0.40%, 8/15/14 (b)	38,000,000	37,005,228
Sonic Capital LLC
Series 2006-1A, Class A2
5.10%, 12/20/31 (c)(e)	36,624,980	34,856,147
Total Credit Card Backed Securities
(Cost $450,825,510)		543,077,207

CORPORATE BONDS— 6.5%
AEROSPACE & DEFENSE— 0.0% (f)
L-3 Communications Corp.
6.13%, 1/15/14	2,000,000	1,990,000

AUTO COMPONENTS— 0.0% (f)
Johnson Controls, Inc.
5.50%, 1/15/16	5,000,000	5,248,875

BUILDING PRODUCTS— 0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	5,217,595
6.13%, 10/03/16	5,000,000	4,765,005
		9,982,600
CAPITAL MARKETS— 0.8%
Ameriprise Financial, Inc.
7.30%, 6/28/19	20,000,000	22,788,600
7.52%, 6/01/66 (b)	3,460,000	2,992,900
Bear Stearns Cos., Inc.
0.47%, 2/01/12 (b)	10,000,000	9,932,940
6.95%, 8/10/12	38,000,000	42,702,196
Morgan Stanley
0.50%, 4/19/12 (b)	10,000,000	9,677,500
		88,094,136
CHEMICALS— 0.0% (f)
Bunge Ltd. Finance Co.
8.50%, 6/15/19	4,000,000	4,662,100

COMMERCIAL BANKS— 0.0% (f)
Keycorp.
6.50%, 5/14/13	5,000,000	5,236,760

COMMERCIAL SERVICES & SUPPLIES— 0.1%
Allied Waste North America, Inc.
7.38%, 4/15/14	5,000,000	5,193,010
7.25%, 3/15/15	4,000,000	4,190,000

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
COMMERCIAL SERVICES & SUPPLIES (continued)
Waste Management, Inc.
5.00%, 3/15/14	$3,000,000	$3,182,307
		12,565,317
COMPUTERS & PERIPHERALS— 0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	6,320,105

CONSUMER FINANCE— 0.5%
American Express Co.
7.25%, 5/20/14	45,000,000	51,417,090

CONTAINERS & PACKAGING— 0.1%
Sealed Air Corp.
5.63%, 7/15/13 (c)(e)	5,000,000	5,187,960
7.88%, 6/15/17 (c)(e)	4,000,000	4,262,584
		9,450,544
DIVERSIFIED FINANCIAL SERVICES— 1.3%
Bank of America Corp.
7.38%, 5/15/14	65,000,000	72,964,255
7.63%, 6/01/19	50,000,000	57,258,700
Cantor Fitzgerald, LP
7.88%, 10/15/19 (c)(e)	10,000,000	10,209,300
		140,432,255
ELECTRIC UTILITIES— 0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	18,444,030

FOOD PRODUCTS— 0.0% (f)
Tyson Fresh Meats, Inc.
7.95%, 2/01/10	5,000,000	5,021,700

HEALTH CARE PROVIDERS & SERVICES— 0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	10,000,000	10,120,770

HOTELS, RESTAURANTS & LEISURE— 0.4%
International Game Technology
7.50%, 6/15/19	10,000,000	11,215,700
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	9,625,000
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	22,032,960
		42,873,660
HOUSEHOLD DURABLES— 0.0% (f)
Whirlpool Corp.
8.60%, 5/01/10	5,100,000	5,238,450

INSURANCE— 1.2%
Allstate Corp.
6.13%, 5/15/37 (b)	4,000,000	3,350,000
American Financial Group, Inc.
9.88%, 6/15/19	12,000,000	13,411,020
AON Corp.
8.21%, 1/01/27	29,600,000	29,452,000
Assurant, Inc.
5.63%, 2/15/14	7,945,000	8,314,435
Guardian Life Insurance Company of America
7.38%, 9/30/39 (c)(e)	10,000,000	10,160,920
Infinity Property & Casualty Corp.
5.50%, 2/18/14	1,650,000	1,649,716
Markel Corp.
6.80%, 2/15/13	5,000,000	5,113,430
National Life Insurance Co.
10.50%, 9/15/39 (c)(e)	3,000,000	3,040,350
Progressive Corp.
6.70%, 6/15/37 (b)	11,000,000	9,350,000
Protective Life Corp.
7.38%, 10/15/19	10,000,000	10,227,780
Prudential Financial, Inc.
6.20%, 1/15/15	4,000,000	4,309,684
Reinsurance Group of America, Inc.
6.45%, 11/15/19	10,000,000	10,319,150
Travelers Companies, Inc.
6.25%, 3/15/37 (b)	1,350,000	1,223,277
Willis North America, Inc.
6.20%, 3/28/17	2,000,000	1,989,166
7.00%, 9/29/19	10,000,000	10,205,480
W.R. Berkley Corp.
7.38%, 9/15/19	10,000,000	10,550,630
		132,667,038

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
MACHINERY— 0.2%
Caterpillar, Inc.
7.90%, 12/15/18	$20,000,000	$25,052,220

MEDIA— 0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	8,840,168
5.70%, 5/15/18	5,000,000	5,309,075
Viacom, Inc.
6.25%, 4/30/16	5,000,000	5,519,935
		19,669,178
METALS & MINING— 0.2%
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 4/01/15 (b)	25,000,000	24,736,750

MULTILINE RETAIL— 0.2%
J.C. Penney Corp., Inc.
8.00%, 3/01/10	5,740,000	5,804,575
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	10,894,510
		16,699,085
OFFICE ELECTRONICS— 0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	7,529,228

OIL, GAS & CONSUMABLE FUELS— 0.1%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	6,164,680
Plains All American Pipeline LP
6.50%, 5/01/18	5,000,000	5,473,650
		11,638,330
ROAD & RAIL— 0.1%
CSX Transportation, Inc.
8.38%, 10/15/14	4,805,185	5,650,994

SPECIALTY RETAIL— 0.5%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	17,829,152
CVS Pass-Through Trust
8.35%, 7/10/31 (c)(e)	19,891,585	22,579,535
Home Depot, Inc.
5.20%, 3/01/11	5,000,000	5,215,915
5.40%, 3/01/16	6,250,000	6,663,013
		52,287,615
Total Corporate Bonds
(Cost $630,013,487)		713,028,830

REAL ESTATE INVESTMENT TRUSTS— 0.4%
AMB Property, LP
6.13%, 12/01/16	3,650,000	3,656,592
Brandywine Operating Partnership, L.P.
5.40%, 11/01/14	3,800,000	3,602,940
Duke Realty LP
6.25%, 5/15/13	10,000,000	10,325,300
Federal Realty Investment Trust
5.95%, 8/15/14	5,000,000	5,182,500
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	6,338,532
Mack-Cali Realty Corp.
7.75%, 8/15/19	10,000,000	10,665,150
Regency Centers Corp.
4.95%, 4/15/14	1,375,000	1,328,282
Washington Real Estate Investment Trust
5.13%, 3/15/13	1,900,000	1,854,459
5.35%, 5/01/15	6,345,000	6,225,397
Total Real Estate Investment Trusts
(Cost $46,196,905)		49,179,152

TERM LOANS— 2.7%
AUTOMOBILES— 0.1%
Oshkosh Truck Corp., Term Loan B, 6.29% - 6.33%, 12/06/13 (b)	9,816,709	9,783,990

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
TERM LOANS (continued)
CHEMICALS— 0.6%
Ashland, Inc., Term Loan B, 7.65%, 5/13/14 (b)	$1,946,760	$1,975,961
Celanese Holdings, LLC, Dollar Term Loan, 2.04%, 4/02/14 (b)	11,873,161	11,001,564
ISP Chemco, Inc., New Term Loan B, 2.00%, 6/04/14 (b)	13,397,719	12,512,518
Nalco Co., Term Loan B, 2.06%, 11/04/10 (b)	2,381,767	2,370,961
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14 (b)	35,276,078	35,328,992
		63,189,996
COMMERCIAL SERVICES & SUPPLIES— 0.2%
Aramark Corp., Letter of Credit, 3.75%, 1/26/14 (b)	896,022	807,913
Aramark Corp., US Term Loan, 2.11% - 2.16%, 1/26/14 (b)	13,624,606	12,284,858
Cenveo Corp., Delayed Draw Term Loan, 4.79%, 6/21/13 (b)	132,960	127,752
Cenveo Corp., Term Loan C, 4.79%, 6/21/13 (b)	4,657,009	4,474,608
Hertz Corp., Letters of Credit, 0.29%, 12/21/12 (b)	1,682,825	1,540,385
Hertz Corp., Term Loan B, 2.00% - 2.04%, 12/21/12 (b)	9,167,878	8,391,881
		27,627,397
DIVERSIFIED FINANCIAL SERVICES— 0.0% (f)
Team Finance LLC, Term Loan, 2.27% - 2.29%, 11/23/12 (b)	4,910,714	4,530,134

DIVERSIFIED TELECOMMUNICATION SERVICES— 0.2%
Intelsat Corp., Tranche B-2-A Term Loan, 2.74%, 1/03/14 (b)	5,921,135	5,486,304
Intelsat Corp., Tranche B-2-B Term Loan, 2.74%, 1/03/14 (b)	5,919,327	5,484,629
Intelsat Corp., Tranche B-2-C Term Loan, 2.74%, 1/03/14 (b)	5,919,327	5,484,629
Windstream Corp., Term Loan B-1, 1.79%, 7/17/13 (b)	2,969,620	2,808,765
		19,264,327
ELECTRIC UTILITIES— 0.1%
Texas Competitive Electric Holdings Co., LLC, Term Loan, Tranche B-3, 3.74% - 3.78%, 10/10/14 (b)	19,748,111	14,586,172

ENERGY EQUIPMENT & SERVICES— 0.1%
Covanta Energy Corp., 1st Lien, Credit-Link Deposit, 0.19%, 2/09/14 (b)	2,665,972	2,474,022
Covanta Energy Corp., 1st Lien, Term Loan, 1.75%, 2/09/14 (b)	5,279,875	4,899,724
		7,373,746
FOOD & STAPLES RETAILING— 0.5%
Wm. Wrigley Jr. Co., Term Loan B, 6.50%, 10/06/14 (b)	52,172,123	52,329,527

HEALTH CARE EQUIPMENT & SUPPLIES— 0.3%
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.50% - 3.53%, 4/24/15 (b)	757,667	708,576
Bausch & Lomb Inc., Parent Term Loan, 3.53%, 4/24/15 (b)	3,120,000	2,917,849
Biomet, Inc., Dollar Term Loan, 3.25% - 3.29%, 9/25/13 (b)	19,792,993	18,704,378
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 1.66% - 1.67%, 3/31/13 (b)	16,626,662	16,662,293
		38,993,096
HEALTH CARE PROVIDERS & SERVICES— 0.1%
HCA, Inc., Term Loan A, 1.53%, 11/16/12 (b)	3,694,993	3,430,801
HealthSouth Corp., Term Loan, 2.54% - 2.55%, 3/10/13 (b)	2,760,005	2,566,805
Iasis Healthcare LLC, Delayed Draw Term Loan, 2.23%, 3/14/14 (b)	709,373	654,143
Iasis Healthcare LLC, Letter of Credit, 0.14%, 3/14/14 (b)	191,561	176,646
Iasis Healthcare LLC, Term Loan B, 2.23%, 3/14/14 (b)	2,051,524	1,891,798
		8,720,193
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS— 0.1%
NRG Energy, Inc., Credit-Linked Deposit, 0.18%, 12/09/13 (b)	2,564,854	2,347,108
NRG Energy, Inc., Term Loan, 1.98% - 2.03%, 12/09/13 (b)	4,771,754	4,366,651
		6,713,759
MEDIA— 0.0% (f)
Catalina Marketing Corp., Term Loan, 2.99%, 10/01/14 (b)	2,871,537	2,663,350
National CineMedia LLC, Term Loan, 2.05%, 2/13/15 (b)	2,000,000	1,842,500
		4,505,850
MULTILINE RETAIL— 0.2%
Neiman-Marcus Group, Inc., Term Loan, 2.24% - 2.32%, 4/06/13 (b)	20,656,026	17,569,107

PAPER & FOREST PRODUCTS— 0.2%
Georgia-Pacific Corp., Additional Term Loan B, 2.24% - 2.28%, 12/21/12 (b)	2,571,836	2,440,981
Georgia-Pacific Corp., Term Loan A, 2.24% - 2.28%, 12/20/11 (b)	1,793,205	1,755,099
Georgia-Pacific Corp., Term Loan B, 2.24% - 2.30%, 12/21/12 (b)	11,827,875	11,226,073
Georgia-Pacific Corp., Term Loan C, 3.49% - 3.55%, 12/21/12 (b)	7,930,272	7,751,841
		23,173,994
Total Term Loans (Cost $288,712,937)		298,361,288

	Shares
SHORT-TERM INVESTMENT— 2.1%
MONEY MARKET FUND— 2.1%
Dreyfus Cash Management Fund - 0.10% (g) (Cost $229,812,211)	229,812,211	229,812,211

Total Investments— 101.2% (Cost $10,674,397,768)		11,162,883,794
Liabilities in excess of other assets— (1.2)%		(135,615,494)
Net Assets—100.0%		$11,027,268,300

The accompanying notes are an integral part of these financial statements.

(a)          Fannie Mae remains in conservatorship since the Federal Housing Finance Agency put it there on September 7, 2008

(b)         Floating rate security. Rate disclosed was in effect at November 30, 2009.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the value of these securities amounted to $3,508,650,418 or 31.8% of the net assets.

(d)         Security fair-valued in accordance with procedures established by the Valuation Committee under the general supervision of the Board of Directors. At November 30, 2009, the value of these securities amounted to $1,658,843,985 or 15.0% of net assets.

(e)          Illiquid security.  At November 30, 2009, the value of these securities amounted to $1,658,843,985 or 15.0% of net assets.

(f)            Less than 0.05%.

(g)         Represents annualized 7-day yield at November 30, 2009.

The accompanying notes are an integral part of these financial statements.

At November 30, 2009, the Fund’s portfolio composition was as follows:

Percentage of
Net Assets

Commercial Mortgage-Backed Securities	32.1%
Residential Mortgage-Backed Securities	21.1%
Residential Mortgage-Backed Securities—Agency	16.1%
Auto Lease Backed Securities	15.3%
Corporate Bonds	6.5%
Credit Card Backed Securities	4.9%
Term Loans	2.7%
Short-Term Investment	2.1%
Real Estate Investment Trusts	0.4%
Total Investments	101.2%
Liabilities in Excess of Other Assets	(1.2)%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Assets and Liabilities

November 30, 2009

Assets:
Investments in securities at value (cost $10,674,397,768)	$11,162,883,794
Cash	2,302
Interest receivable	54,193,519
Receivable for investment securities sold	850,935
Dividends receivable	14,068
Other assets	1,789,849
Total Assets	11,219,734,467

Liabilities:
Payable for investment securities purchased	5,137,500
Interest expense payable	223,803
Management fees payable	183,143
Other liabilities	321,721
Floating rate notes	186,600,000
Total Liabilities	192,466,167
Net Assets	$11,027,268,300

Components of Net Assets:
Paid-in capital	$10,586,931,463
Common shares ($1,000,000 par value per share)	5,000,000
Distribution in excess of net investment income	(57,709,434)
Accumulated net realized gain on investments	4,560,245
Net unrealized appreciation on investments	488,486,026
Net Assets	$11,027,268,300

Common Shares Outstanding (10 Common Shares Authorized)	5
Net Asset Value, Per Common Share	2,205,453,660.00

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Operations

For the Year Ended November 30, 2009

Investment Income:
Interest	$742,861,951
Dividends	2,534,991
Total Investment Income	745,396,942

Expenses:
Interest expense	8,660,099
Management fees	2,099,429
Administration, accounting, transfer agent and custody fees	997,981
Professional fees	603,850
Compliance service fees	148,856
Treasurer service fees	110,092
Directors’ fees	60,000
Distribution fees	59,999
Miscellaneous	85,530
Total Expenses	12,825,836
Net Investment Income	732,571,106

Realized and Unrealized Gain:
Net realized gain on investments	19,908,121
Net change in unrealized appreciation/(depreciation) on:
Investments	1,443,383,240
Unfunded loan commitments	6,445,958
Net change in unrealized appreciation/(depreciation) on investments and unfunded loan commitments	1,449,829,198
Net Realized and Unrealized Gain	1,469,737,319

Net Increase in Net Assets Resulting from Operations	$2,202,308,425

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statements of Changes in Net Assets

		For the Period
	For the Year	January 1, 2008
	Ended	through
	November 30, 2009	November 30, 2008
Operations:
Net investment income	$732,571,106	$383,085,908
Net realized gain on investments	19,908,121	70,314,875
Net change in unrealized appreciation/(depreciation) on investments and unfunded loan commitments	1,449,829,198	(961,343,172)
Net increase/(decrease) in net assets resulting from operations	2,202,308,425	(507,942,389)

Distributions To Shareholder From:
Net investment income	(1,173,366,448)	—
Net realized gain	(85,662,751)	—
Return of capital	—	(25,564)
Total distributions to shareholder	(1,259,029,199)	(25,564)

Capital Transactions:
Contributed additional paid-in capital	1,600,000,000	8,800,000,000

Increase in net assets	2,543,279,226	8,292,032,047

Net Assets:
Beginning of period	8,483,989,074	191,957,027

End of period	$11,027,268,300	$8,483,989,074

Undistributed net investment income/(distribution in excess of net investment income)	$(57,709,434)	$383,085,908
Common Share Transaction:
Common shares outstanding, beginning of period	5	5
Common shares sold	—	—
Common shares outstanding, end of period	5	5

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Cash Flows

For the Year Ended November 30, 2009

Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$2,202,308,425
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(44,548,461,784)
Proceeds from sale of investment securities	42,602,137,819
Net realized gain on investments	(19,908,121)
Net change in unrealized (appreciation)/depreciation on investments	(1,443,383,240)
Net change in unrealized (appreciation)/depreciation on unfunded loan commitments	(6,445,958)
Net amortization of premiums and accretion of discounts on debt instruments	(72,190,654)
(Increases)/decreases in operating assets:
Receivable for investment securities sold	1,010,477,193
Interest receivable	(12,169,097)
Dividends receivable	527,135
Other assets	(51,783)
Increases/(decreases) in operating liabilities:
Payable for investment securities purchased	(47,441,036)
Interest expense payable	(673,704)
Management fees payable	21,945
Other liabilities	(15,639)
Net cash used in operating activities	(335,268,499)
Cash Flows from Financing Activities
Proceeds from additional paid-in capital contributions	1,600,000,000
Proceeds from floating rates notes issuance	186,600,000
Repayment of floating rates notes	(192,300,000)
Distributions paid to shareholder	(1,259,029,199)
Net cash provided by financing activities	335,270,801
Net increase in cash	2,302

Cash at Beginning of Period	—
Cash at End of Period	$2,302

Supplemental disclosures of cash flow information
Cash paid during the period for interest	$6,826,849

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements

November 30, 2009

1. Organization

The Thirty-Eight Hundred Fund, LLC (the “Fund”) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003.  On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares.  In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”).  The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares.  These additional capital contributions are reflected on the Statements of Changes in Net Assets as contributed additional paid-in capital. The Fund has no present intention of offering additional common shares.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments — The securities of the Fund are carried at their fair value. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). These pricing services may use broker quotes or models that consider such bond characteristics as coupon rate, rating, issue type, prepayment speed and maturity, when pricing securities. When market quotations are not readily available including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by the Fund’s valuation committee and under the general supervision of the Directors. Fair value estimates are made at a point in time, based on recent market data as well as the best information available about the portfolio securities.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day where such securities are of the highest credit quality.

Loans are valued at the average of bid quotations obtained from a pricing service.  The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans.  As of November 30, 2009, all investments in term loans were valued based on prices from such services.

The Fund is subject to fair value accounting standards that define fair value, establish a framework for measuring and provide a three-level hierarchy for valuation based upon the inputs to the valuation as of the measurement date.  The three levels of the fair value hierarchy are as follows: Level 1 - quoted prices in active

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2009

markets for identical securities, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total

Residential Mortgage-Backed Securities-Agency	$—	$1,774,068,563	$—	$1,774,068,563
Commercial Mortgage-Backed Securities	—	3,544,801,225	—	3,544,801,225
Residential Mortgage-Backed Securities	—	2,322,523,542	—	2,322,523,542
Auto Lease Backed Securities	—	29,187,791	1,658,843,985	1,688,031,776
Credit Card Backed Securities	—	543,077,207	—	543,077,207
Corporate Bonds	—	713,028,830	—	713,028,830
Real Estate Investment Trusts	—	49,179,152	—	49,179,152
Term Loans	—	298,361,288	—	298,361,288
Money Market Fund	229,812,211	—	—	229,812,211
Total Investments	$229,812,211	$9,274,227,598	$1,658,843,985	$11,162,883,794

Fair value estimates for auto lease backed securities for which limited observable market data is available are based on judgments regarding the current economic environment, observable spreads of auto loan backed securities, collateral, credit, interest rate risks and other such factors. These estimates involve significant uncertainties and judgments and cannot be determined with precision. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The Investment Adviser reviews the inputs used in the fair valuation of the auto lease backed securities which is currently comprised of 10% on brokers’ indicative bids (“broker quotes”) and 90% on spreads calculated by the Investment Adviser that rely on recent market data.  The Investment Adviser uses observable spreads of auto loan backed securities and then adjusts these spread by factors that are related to the differences attributable to the auto lease backed securities and the differences between domestic and foreign issuers.  In addition, the spread is also adjusted for risk and liquidity to arrive at a fair value of the auto lease backed securities.  Prior to April 28, 2009, brokers’ quotes were weighted at 25% in the fair valuation methodology of the auto lease backed securities.  The Investment Adviser with the approval of the Board place more weight on the market data available to the Investment Adviser and the Investment Adviser’s experience with the auto paper market.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Auto Lease Backed
Investments in Securities	Securities

Balance as of November 30, 2008	$2,095,469,585
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	228,742,757
Net Purchases / (Sales)	(665,368,357)
Realized Gain / (Loss)	—
Transfers In / (Out)	—
Balance as of November 30, 2009	$1,658,843,985

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2009

Accounting for Investments and Investment Income — Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined by the use of the specific identified cost method. Discounts are accreted and premiums are amortized using the effective interest method over the life of the respective securities and are included in interest income. Interest income is accrued daily. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally cease any additional interest income accrual and consider the realizability of interest accrued up to the date of default. Dividend income is recorded on the ex-dividend date.

Loan Assignments, Participations and Commitments — The Fund invests in loan assignments and loan participations.  Loan assignments and participations are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time.  Such loan assignments and participations are typically senior, secured and collateralized in nature.  The Fund records an investment on trade date and begins to accrue interest when the borrower withdraws money. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.  For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”).  In the event that the borrower, selling participant or intermediate participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded loan commitments represent the remaining obligations of the Fund to the borrowers. At any point in time, up to the maturity date of an issue, the borrower may demand the unfunded portion.  The Fund records these commitments on the trade date and begins to accrue interest on the date the commitment is funded.  Net change in unrealized appreciation/depreciation on unfunded loan commitments is shown on the Statement of Operations. As of November 30, 2009, the Fund had no unfunded loan commitments.

Repurchase Agreements — A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.  In the event of the seller’s default of the Obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the Obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.  As of November 30, 2009, the Fund had no repurchase agreements.

Securities Traded on a To-Be-Announced Basis — The Fund may transact in To-Be-Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date, utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2009

settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund. As of November 30, 2009, the Fund had no TBAs.

Federal Taxes — The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund is subject to tax standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending December 31,2008 and 2009 remain open to federal and state audit. As of November 30, 2009, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund intends to make cash distributions of all or a portion of its income to common shareholders at the discretion of the Directors at least annually. The Fund may pay capital gain distributions annually, if available.

3. Investment Management Fee

Investment advisory services are provided to the Fund by the Investment Adviser, an indirect wholly-owned subsidiary of Wells Fargo, pursuant to an Investment Management Agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement the Investment Adviser, subject to the oversight of the Fund’s Directors, is responsible for managing the Fund’s assets.

Pursuant to the Advisory Agreement, the Fund has agreed to pay the Investment Adviser a management fee for the services and facilities provided by the Investment Adviser, payable on a monthly basis, based on a fund-level fee, as described below.

Average Daily Value of Assets Under Management	Fee Rate

Up to $1 billion	0.05%
$1 billion to $3 billion	0.03%
$3 billion to $6 billion	0.02%
$6 billion and over	0.01%

For the fiscal year ended November 30, 2009, the Investment Adviser earned fees from the Fund in the amount of $2,099,429.

4. Other Service Providers

The Bank of New York Mellon (“BNYMellon”) and related entities provide administration, accounting, custody, transfer agency and other services to the Fund. The Fund pays BNYMellon a bundled fee payable monthly in arrears at the annual rate equal to 0.0075% of the Fund’s net assets. Prior to February 14, 2009, this bundled fee was at an annual rate equal to 0.0125% of the Fund’s net assets.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2009

Foreside Distribution Services, L.P. (the “Distributor”) provides distribution services to the Fund. The Distributor is not affiliated with the Investment Adviser or BNYMellon, or its affiliated companies.

Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides the Fund with a Principal Financial Officer/Treasurer. Prior to March 1, 2009, Foreside Compliance Services, LLC (‘‘FCS’’) an affiliate of the Distributor, provided the Fund with a Chief Compliance Officer.

Commencing on March 1, 2009, IM Compliance, LLC (“IM Compliance”) provides the Fund with a Chief Compliance Officer as well as certain additional compliance support functions.

Neither the Distributor, FCS, FMS nor IM Compliance have a role in determining the investment policies or which securities are purchased or sold by the Fund.

In connection with the Directors’ responsibility for the overall management and supervision of the Fund’s affairs, the Directors meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with service providers for the Fund and review the Fund’s performance.

The Fund pays the compensation for its Directors who are not “interested persons,” as that term is defined in the 1940 Act, of the Fund (“Independent Directors”). Each Independent Director receives an annual retainer of $30,000 and is reimbursed by the Fund for travel and out-of-pocket expenses in connection to their attendance at these meetings. The Directors who are interested persons of the Fund receive no compensation from the Fund.

5. Issuance of Floating Rate Notes

The Fund has received authorization from the Directors to offer, issue and sell Floating Rate Notes (“Notes”). On July 31, 2008, Notes with a principal amount of $192,300,000 were issued and these Notes matured on July 31, 2009. Subsequently, on August 12, 2009, Notes with a principal amount of $186,600,000 were issued with a maturity date of August 12, 2010. The outstanding principal balance of the Notes bears an interest rate of the U.S. dollar three-month LIBOR plus 2.00% per annum. At November 30, 2009, the rate in effect for the Notes was 2.2725%, and this rate had been in effect since November 12, 2009. During the year ended November 30, 2009, the Fund incurred interest expense of $6,153,145 and paid interest expense of $6,826,849.

6. Placement Agency Agreement

The Fund entered into placement agency agreements with Barclays Bank PLC in connection with the offering, issuance and private sale of the Notes. In accordance with these placement agency agreements, the Fund paid Barclays Bank PLC $2,500,000 per each issuance of the Notes. These payments were capitalized and amortized through the maturity of each of the Notes and the amounts are classified within interest expense on the Statement of Operations. The unamortized balance is included on the Statement of Assets and Liabilities under other assets.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2009

7. Federal Income Tax

At November 30, 2009, the components of accumulated earnings on tax-basis were as follows:

Distribution in	Accumulated	Net Unrealized	Unrealized	Unrealized	Total
Excess of	Undistributed	Appreciation on	Appreciation	Depreciation on	Accumulated
Ordinary Income	Long Term Gain	Investments	on Investments	Investments	Earnings
$(67,203,654)	$14,054,465	$488,486,026	$730,000,657	$(241,514,631)	$435,336,837

At November 30, 2009, the cost of investments for Federal income tax purposes was $10,674,397,768.

Distributions to Shareholders

The distribution of $1,259,029,199 paid during the fiscal year ended November 30, 2009, was characterized as ordinary income. The distribution of $25,564 paid during the period ended November 30, 2008, was characterized as return of capital.

8. Security Transactions

The cost of purchases and proceeds from sales of securities for the year ended November 30, 2009, excluding U.S. Government and short-term investments, were $4,194,015,266 and $1,252,366,597, respectively. The cost of purchases and proceeds from sales of U.S. Government securities for the year ended November 30, 2009 were $50,218,750 and $1,010,937,260, respectively.

9. Capital Stock

Capital share transactions for the year ended November 30, 2009 were as follows:

	Par	Capital Paid in
	Value of	Excess of Par
Shares	Shares	Value
0	$0	$1,600,000,000

10. Risk Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The Fund invests in both residential and commercial mortgage-backed securities (“MBS”). MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying mortgages. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline. If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid. Alternatively, in a rising interest rate

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2009

environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, MBS are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk. If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

Prior events have increased volatility in the values of many securities held in the Fund’s portfolio. For example, the U.S. Government placed Fannie Mae and Freddie Mac into conservatorship; Lehman filed for protection under the bankruptcy laws; Bank of America acquired Merrill Lynch; Wells Fargo has purchased Wachovia; and Citigroup and Morgan Stanley have combined their retail brokerage units. The Portfolio of Investments dated November 30, 2009 includes securities of some of these issuers and others that have been affected by these events. To the extent that the Fund continues to own these securities, the value of these securities may be subject to increased volatility.

11. Subsequent Event

On December 22, 2009, the Fund declared a dividend from net investment income of $1,000,000 per share to shareholders of record as of December 23, 2009, payable on December 30, 2009. The total dollar amount payable was $5,000,000.

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through January 28, 2010, the date the financial statements were available to be issued. Management has determined that there are no material events except as set forth above, that would require disclosure in the Fund’s financial statements through this date.

The Thirty-Eight Hundred Fund, LLC

Financial Highlights

These financial highlights reflect selected data for a common share outstanding throughout each period.

		For the Period
	For the Year	January 1, 2008
	Ended	through
	November 30, 2009	November 30, 2008

Net Asset Value, beginning of period	$1,696,797,814.80	$38,391,405.40

Income from Investment Operations :
Net investment income(a)	146,514,221.20	76,617,181.60
Net realized and unrealized gain/(loss) on investments	293,947,463.80	(178,205,659.40)
Total from investment operations	440,461,685.00	(101,588,477.80)

Distributions paid to shareholder:
Net investment income	(234,673,289.60)	—
Net realized gain	(17,132,550.20)	—
Return of capital	—	(5,112.80)
Total distributions paid to shareholder	(251,805,839.80)	(5,112.80)

Effect of contributed additional paid-in capital	320,000,000.00	1,760,000,000.00

Net Asset Value, end of period	$2,205,453,660.00	$1,696,797,814.80

Net assets, end of period (000’s omitted)	$11,027,268	$8,483,989

Ratio of net investment income to average net assets	7.47%	5.61	% (b)(f)

Ratio of expenses to average net assets	0.13%	0.11	% (b)(f)

Total Return(c)	25.98%	(264.63	)% (b)(e)
Internal Rate of Return(d)	24.99%	(7.48	)% (b)

Portfolio Turnover Rate	24%	75	% (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Calculated for the period February 14, 2008 (commencement of investment operations) through November 30, 2008.
(c)	The Fund’s total return calculation excludes the effects of the additional paid-in capital contributions from the Fund’s ending net asset value per share.
(d)

The Internal Rate of Return (“IRR”) is computed based on the net asset value at the beginning of the period, the actual dates of all cash inflows (capital contributions) and outflows (cash distributions) during the period, and the ending net asset value at the end of the period.

(e)	Not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

KPMG LLP
345 Park Avenue
New York, NY 10154

Report of Independent Registered Public Accounting Firm

The Shareholder and Board of Directors of

The Thirty-Eight Hundred Fund, LLC:

We have audited the accompanying statement of assets and liabilities of The Thirty-Eight Hundred Fund, LLC (the “Fund”), including the portfolio of investments, as of November 30, 2009, and the related statement of operations for the year then ended, statements of changes in net assets for the year then ended and for the period from January 1, 2008 through November 30, 2008, statement of cash flows for the year then ended and the financial highlights for the year then ended and for the period from January 1, 2008 to November 30, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Thirty-Eight Hundred Fund, LLC as of November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period from January 1, 2008 to November 30, 2008, its cash flows for the year then ended, and the financial highlights for the year then ended and for the period from January 1, 2008 to November 30, 2008, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 28, 2010

KPMG LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG International, a Swiss cooperative.

The Thirty-Eight Hundred Fund, LLC

Directors and Officers of the Fund (unaudited)

				Number of	Other
				Funds	Directorships/
Name, Address and	Position	Length of	Principal Occupation(s)	Overseen by	Trusteeships
Year Born	With Fund	Time Served	During Past Five Years	Director	Held
INTERESTED DIRECTORS/OFFICERS

Joseph R. York (1) 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1968	Director, Chief Executive Officer, Principal Executive Officer, President and Chairman of the Board	Since February 2008 (2)	Portfolio Manager of the Investment Adviser since February 2008; Managing Director of Wells Fargo’s Investment Portfolio Group since April 2003; Director and Officer of several Wells Fargo subsidiaries, including the Feeder Fund.	1	N/A

Garth H. Wahlberg (1) 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1956	Director, Senior Vice President and Secretary	Since February 2008 (2)	Portfolio Manager of the Investment Adviser since February 2008; Senior Portfolio Manager of Wells Fargo’s Investment Portfolio Group since November 1999; Director and Officer of several Wells Fargo subsidiaries, including the Feeder Fund.	1	N/A

Abhinav Shah (1) 745 Seventh Avenue New York, NY 10019 Year Born: 1974	Director	Since February 2008	Director, Barclays Capital (investment bank) since 2004; Director, Société Générale (financial services firm) 2001-2004. Barclays Capital is a division of Barclays, the placement agent for the Notes.	1	N/A

Trudance L. C. Bakke Three Canal Plaza Suite 100 Portland, ME 04101 Year Born: 1971	Treasurer and Principal Financial Officer	Since July 2009

Director, Foreside Management Services, LLC since 2006; Product Manager, Citigroup Fund Services, LLC 2003-2006; Senior Manager of Corporate Finance, Forum Financial Group, LLC 1999-2003. Ms. Bakke serves as an officer

					N/A

				Number of	Other
				Funds	Directorships/
Name, Address and	Position	Length of	Principal Occupation(s)	Overseen by	Trusteeships
Year Born	With Fund	Time Served	During Past Five Years	Director	Held
to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates, act as distributor or provider of other services.

Peter R. Guarino 9 Terison Drive Suite 100 Falmouth, ME 04105 Year Born: 1958	Chief Compliance Officer	Since February 2008	President of IM Compliance LLC, since October 2008; Managing Director of Foreside Compliance Services, LLC 2004- October 2008.		N/A

INDEPENDENT DIRECTORS

Gail A. Hanson 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1942	Director	Since February 2008	Retired; prior thereto, Counsel and Vice President — Regulatory Administration, PFPC Inc. (provider of processing, technology and business solutions for the global investment industry).	1	N/A

Karl-Otto Hartmann 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1955	Director	Since February 2008	Attorney at Law, Fund Directors Counsel, since 2009; founder and Chief Executive Officer, IntelliMagic® LLC (consulting services) since 2005; Chief Operating Officer of East Hill Holding Company, LLC and its operating subsidiaries, East Hill Management LLC and East Hill Advisors LLC (investment advisers) 2007-2009; Senior Vice President General Counsel and Director, J.P. Morgan Investor Services 1991-2005.	1	Trustee and audit committee chair, FocusShares Trust (exchange-traded funds)

(1)	Messrs. York and Wahlberg are each an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act as a result of their affiliation with the Investment Adviser and Wells Fargo and other Wells Fargo-related entities. Mr. Shah is an interested person of the Fund as a result of his affiliation with Barclays and other Barclays-related entities.

(2)

Mr. Wahlberg served as Chief Financial Officer, Senior Vice President and Secretary of the Fund’s predecessor entity since April 2003. Mr. York served as President and Chief Executive Officer of the Fund’s predecessor entity since February 2006.

The Fund’s statement of additional information includes additional information about the Fund’s directors, and is available upon request by calling the Fund collect at (702) 791-6346.

The Thirty-Eight Hundred Fund, LLC

Additional Information (unaudited)

November 30, 2009

Shareholder Vote Results

The Thirty-Eight Hundred Fund, LLC (the “Fund”) held a special meeting of its common shareholders on August 25, 2009. The purpose of the meeting was to vote on a temporary deviation from the Fund’s fundamental policy on industry concentration, as required by Section 13(a)(3) of the Investment Company Act of 1940. The Fund’s equity shareholder attended in person, and no proxies, consents, or authorizations were solicited.

At the meeting, the following resolution was considered:

RESOLVED, The Thirty-Eight Hundred Fund, LLC is hereby authorized pursuant to Section 13(a)(3) of the Investment Company Act of 1940 to deviate from its policy in respect to concentration of investments in a particular industry or group of industries as recited in its registration statement dated May 30, 2008 (the “Concentration Policy”), in accordance with the following terms: (a) The Fund may purchase non-agency residential mortgage backed securities (“RMBS”) in excess of 25% of its total assets provided that immediately after the purchase and as a result thereof, the value of the Fund’s investments in RMBS is equal to or below 33% of the current value of the Fund’s total assets; (b) The Fund may engage in this deviation from its Concentration Policy for a one-year period commencing on August 25, 2009; and (c) As of August 25, 2010, the Fund may no longer make any new investment in RMBS unless such investment is in accordance with its Concentration Policy. Notwithstanding the forgoing, as of August 25, 2010, the Fund may continue to hold investments in RMBS in excess of its Concentration Policy.

The Fund’s equity shareholder cast 5 votes in favor of the resolution, which represented one-hundred percent of the Fund’s outstanding voting securities. There were no negative votes cast on the matter. There were no abstentions or broker non-votes.

Proxy Voting Policies, Procedures and Records

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s proxy voting records for the prior twelve-month period ended June 30 are available, without charge and upon request, by calling collect at (702) 791-6346 and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third quarters of each fiscal year on Form N-Q. Copies of the filings are available without charge and upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Item 2. Code of Ethics.

(a)                                 The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1).  A copy of the Code of Ethics is available without charge by submitting a written request to:

3800 Howard Hughes Pkwy, Suite 900

Las Vegas, NV 89169

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Directors has determined that Karl-Otto Hartmann is qualified to serve as an Audit Committee Financial Expert serving on its Committee and is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                       Audit Fees.  The aggregate fees for the Registrant’s fiscal year ended November 30, 2009, and the period ended November 30, 2008, for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements and for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $140,000 and $153,300, respectively.

(b)                       Audit-Related Fees.  The aggregate fees billed for the Registrant’s fiscal year ended November 30, 2009, and the period ended November 30, 2008, for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $3,000 and $0, respectively.

(c)                        Tax Fees.  The aggregate fees billed for the Registrant’s fiscal year ended November 30, 2009, and for the Registrant’s period ended November 30, 2008, for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were approximately $10,000 (Estimated) and $10,000, respectively.

(d)                       All Other Fees.  All other aggregate fees billed for the Registrant’s fiscal year ended November 30, 2009, and the period ended November 30, 2008, were $0 and $0, respectively.

(e)(1)         Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total revenues paid to the principal accountants by the registrant during the fiscal year in which the services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total revenue paid to the principal accountants by the registrant for all services and by the registrant’s investment adviser for services where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant during the fiscal year in which those services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

(e)(2)         None of the services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.  No fees were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 Regulation S-X.

(f)                         Not Applicable.

(g)                        For the fiscal year ending November 30, 2009, and the period ended November 30, 2008, the Fund’s auditor did not render non-audit services to the Registrant, or to the Registrant’s Investment Adviser or any entity controlling, controlled by or under common control with the adviser.

(h)                       For the fiscal year ending November 30, 2009, and the period ended November 30, 2008, the auditor did not provide non-audit services to the Fund’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser.  No further disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

(a)                       The Registrant is not a listed company within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.  No disclosures are required by this Item 5(a).

(b)                       Not Applicable.

Item 6.  Investments

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors (the “Board”) has delegated the voting of proxies relating to the Fund’s portfolio holdings to Wells Capital Management Incorporated (the “Investment Adviser”) pursuant to the Investment Adviser’s Proxy Voting Policies and Procedures. The Investment Adviser exercises its voting responsibility, as a fiduciary, with the goal of maximizing value to shareholders consistent with the governance laws and investment policies of the Fund. While portfolio holdings are not purchased to exercise control or to seek to effect corporate change through share ownership, the Investment Adviser supports sound corporate governance practices within companies in which they invest.

Because the Fund invests primarily in discounted and interest-bearing, fixed income securities, it would be a rare event for the Fund to receive a proxy from an issuer. However, in such an event, the Investment Adviser would utilize an independent third-party (the “Third Party”), currently RiskMetrics Group (formerly called Institutional Shareholders Services), for voting proxies and proxy voting analysis and research. The Third-Party votes proxies in accordance with the Investment Adviser’s Proxy Guidelines established by the Board. To fulfill its fiduciary duties with respect to proxy voting, the Investment Adviser has designated an officer to administer and oversee the proxy voting process and to monitor the Third-Party to ensure its compliance with the Proxy Guidelines. The Investment Adviser believes that, in most instances, material conflicts of interest can be minimized through a strict and objective application by the Third-Party of the Proxy Guidelines. In cases where the Investment Adviser is aware of a material conflict of interest regarding a matter that would otherwise require its vote, it will defer to the Third-Party as to how to vote on such matter in accordance with the voting guidelines of the Third-Party. In addition, the Investment Adviser will seek to avoid any undue influence as a result of any material conflict of interest that may exist between the interests of a client and the Investment Adviser and any of its affiliates. To that end, for any Wells Fargo Bank, N.A. proxy, shares will be voted as directed by an independent fiduciary engaged by Wells Fargo.

No later than August 31 of each year, information regarding how the Investment Adviser, on behalf of the Fund, voted proxies relating to the Fund’s portfolio securities for the 12 months ended the preceding June 30 will be available without charge by calling 1-800-736-2316 or on the SEC’s website at www.sec.gov. A copy of the Investment Adviser’s Proxy Voting Policies and Procedures also is available without charge by calling 1-800-736-2316.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

As of the date of filing of this Report on Form N-CSR, Messrs. Joseph R. York, Garth H. Wahlberg, David D. Sylvester and Laurie White are primarily responsible for the management of the Registrant’s portfolio.

Joseph R. York is a director and officer of the Fund and has been a portfolio manager at the Investment Adviser since February 2008. Mr. York has over ten years experience in the U.S. fixed income and derivative markets, holding various positions with Wells Fargo and its affiliates. Currently, he is a Managing Director in Wells Fargo’s Investment Portfolio Group and manages a team of investment professionals based in Las Vegas, NV. He has day to day trading responsibility for fixed income portfolios aggregate value of $88 billion. He is also a director and officer of several Wells Fargo subsidiaries, including Sagebrush Asset Management, Inc. and the Feeder Fund. He has a bachelor’s degree in finance from the University of Southern California and Master’s degree in finance from Washington University’s Olin School.

Garth H. Wahlberg is a director and officer of the Fund and has been a portfolio manager at the Investment Adviser since February 2008. Mr. Wahlberg is a Senior Portfolio Manager in Wells Fargo’s Investment Portfolio Group based in Las Vegas, NV. He is part of a team of investment professionals with day to day trading responsibility for fixed income portfolios aggregate value of $88 billion. He is also a director and officer of several Wells Fargo subsidiaries, including Sagebrush Asset Management, Inc. and the Feeder Fund. Over the past 29 years, he has held various positions with Wells Fargo and its affiliates as a fixed income trader and portfolio manager. He graduated from California State University — San Diego with a bachelor’s degree in finance.

David D. Sylvester is an Executive Vice President and portfolio manager at the Investment Adviser. He has over 27 years of investment experience, and currently co-manages Wells Capital Management’s liquidity management team. In this role, he specializes in managing short duration fixed income assets. Mr. Sylvester started his career as a fixed income manager at the National Bank of Detroit. In 1979 he joined Norwest Corporation, which merged with Wells Fargo, as a fixed income portfolio manager and trader and later became manager of the fixed income institutional group. Mr. Sylvester began to specialize in short-term investments in 1987. He attended the University of Detroit, Mercy, is a member of the Treasury Management Association, and is a frequent speaker at national conferences related to short duration asset management.

Laurie White is a Managing Director at the Investment Adviser, where she is responsible for managing all money market funds. She has experience in managing a wide variety of assets in mutual funds, private accounts and collective trust funds. Before joining Norwest Investment Management, which combined its investment advisory practice with Wells Capital Management in 1999, she was a portfolio manager for Richfield Bank & Trust, Co., Richfield, MN. Earlier, Laurie was an investment analyst for trust investments at Bull HN Information Systems, Minneapolis, MN, managing pension assets. She earned her bachelor’s degree from Carleton College, Northfield, MN and her master’s degree from the University of Minnesota, Twin Cities.

The following table indicates the type of, number of, and total assets in accounts managed by the Fund’s portfolio managers, not including the Fund. The accounts described below include accounts that a portfolio manager manages in a professional capacity as well as accounts that a portfolio manager may manage in a personal capacity, if any, which are included under “Other Accounts.” Information is shown as of November 30, 2009. Asset amounts are approximate and have been rounded.

	Registered Investment
	Companies (excluding		Other Pooled
	the Fund)		Investment Vehicles		Other Accounts
	Number of	Total Assets in	Number of	Total Assets in	Number of	Total Assets in
Portfolio Manager	Accounts	the Accounts	Accounts	the Accounts	Accounts	the Accounts
David D. Sylvester	13	$131.5 billion	6	$12.1 billion	—	—
Laurie White	13	$131.5 billion	6	$12.1 billion	—	—
Joseph R. York	—	—	—	—	88	$88 billion
Garth H. Wahlberg	—	—	—	—	88	$88 billion

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts. Information is shown as of November 30, 2009. Asset amounts are approximate and have been rounded.

	Registered Investment
	Companies (excluding		Other Pooled
	the Fund)		Investment Vehicles		Other Accounts
	Number of	Total Assets in	Number of	Total Assets in	Number of	Total Assets in
Portfolio Manager	Accounts	the Accounts	Accounts	the Accounts	Accounts	the Accounts
Joseph R. York	—	—	—	—	88	$88 billion
Garth H. Wahlberg	—	—	—	—	88	$88 billion

POTENTIAL CONFLICTS OF INTEREST

The portfolio managers face inherent conflicts of interest in their day-to-day management of the Fund and other accounts because the Fund may have a different investment objective, strategies and risk profiles than the other accounts managed by the portfolio managers. For instance, to the extent that the portfolio managers manage accounts with different investment strategies than the Fund, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for the Fund. Additionally, some of the accounts managed by the portfolio managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Fund. The differences in fee structures may provide an incentive to the portfolio managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interests, the Investment Adviser has adopted and implemented policies and procedures that it believes addresses the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably. Additionally, the Investment Adviser has adopted a code of ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act to address potential conflicts associated with managing the Fund and any personal accounts the portfolio manager may maintain.

FUND’S PORTFOLIO MANAGERS COMPENSATION

The portfolio managers are compensated by the Investment Adviser with a fixed cash salary, pension and retirement plan. The portfolio managers receive incentive bonuses and/or stock options based in part on pre-tax annual and historical portfolio performance. Bonus allocations depend on fund performance, individual job objectives and overall profitability of the business. Portfolio performance is measured against the 1-month LIBOR rate. Bonuses also are based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts also are evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation is directly linked to the value added to the clients’ portfolios as measured by the benchmark noted above. Long-term investment professionals with proven success also may participate in a revenue sharing program that is tied to the success of their respective investment portfolios. Mr. York and Mr. Wahlberg also receive compensation from Wells Fargo and other Wells Fargo-related entities.

OWNERSHIP OF SECURITIES OF THE REGISTRANT

As of November 30, 2009, no portfolio manager directly or indirectly beneficially owned Common Shares.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Code of Ethics (Exhibit filed herewith).

(a)(2)                  Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Rule 30a-2(a)under the Act, and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3)                  Not applicable.

(b)                                 Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Rule 30a-2(b) under the Act, and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	February 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	February 5, 2010

By:	/s/ Trudance L. C. Bakke

Name:	Trudance L. C. Bakke

Title:	Principal Financial Officer

Date:	February 5, 2010